AGFiQ Hedged Dividend Income Fund
AGFiQ Hedged Dividend Income Fund

FQF TRUST

AGFiQ U.S. Market Neutral Anti-Beta Fund

AGFiQ Hedged Dividend Income Fund

(collectively, the “Funds”)

Supplement dated December 4, 2018, to the Fund's currently effective

Prospectus and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the currently effective Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The following disclosure included under subheading “Annual Fund Operating Expenses” is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	AGFiQ Hedged Dividend Income Fund
Management Fees	0.45%	[1]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	3.48%
Dividend, Interest and Brokerage Expenses on Short Positions	0.25%
Acquired Fund Fees and Expenses	0.05%	[3]
Total Annual Fund Operating Expenses	3.98%
Fee Waiver and Expense Reimbursement	(3.23%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.75%	[3]
[1]	Restated to reflect current management fees.
[2]	Pursuant to a Rule 12b-1 distribution and service plan ("Plan"), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees (the "Board") has not currently approved the commencement of any payments under the Plan.
[3]	"Acquired Fund Fees and Expenses" are expenses incurred indirectly by the Fund through its ownership of shares of other investment companies (such as business development companies and/or exchange-traded funds). They are not direct operating expenses paid by Fund shareholders and are not used to calculate the Fund's net asset value ("NAV"). In addition, "Acquired Fund Fees and Expenses" are not reflected in the Fund's Financial Statements in the annual report. Therefore, the amounts listed in "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement" will differ from those presented in the Fund's Financial Highlights.
[4]	The Fund's investment adviser, FFCM LLC ("Adviser"), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 1, 2019, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) ("Operating Expenses") of the Fund are limited to 0.45% of average net assets ("Expense Cap"). This undertaking can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed during the last 36 months, provided that repayment does not cause the Operating Expenses to exceed the lower of 0.45% of the Fund's average net assets and the expense cap in place at the time of the Adviser's waiver or reimbursement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
| AGFiQ Hedged Dividend Income Fund | USD ($)	77	915	1,770	3,987

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.